OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation, Stock Options, Activity - USD ($)							3 Months Ended	12 Months Ended
	Dec. 22, 2017	Nov. 24, 2017	Nov. 08, 2017	Feb. 08, 2017	Dec. 29, 2016	Dec. 22, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Share-based Compensation, Stock Options, Activity [Abstract]
Options Outstanding, Shares							8,230,319	8,510,319	8,245,190		7,780,190
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)							$ 2.12	$ 2.11	$ 2.24		$ 2.30
Options Outstanding, Weighted-Average Remaining Contractual Term							5 years 73 days	5 years 73 days	5 years 255 days	6 years 146 days
Options Outstanding, Aggregate Intrinsic Value (in Dollars)							$ 158,930	$ 27,045	$ 0		$ 0
Options Exercisable, Shares							7,168,319	7,347,486	7,028,639
Options Exercisable, Weighted-Average Exercise Price (in Dollars per share)							$ 2.20	$ 2.19
Options Exercisable, Weighted-Average Remaining Contractual Term							4 years 255 days	4 years 292 days
Options Exercisable, Aggregate Intrinsic Value (in Dollars)							$ 104,305	$ 25,394
Options Granted, Shares	105,898	300,000	475,000	130,000	5,000	150,000	50,000	1,680,898	905,000
Options Granted, Weighted-Average Exercise Price (in Dollars per share)	$ 1.37	$ 1.50	$ 1.57	$ 1.55	$ 1.35	$ 1.36	$ 1.42	$ 1.50	$ 1.71
Options Granted, Weighted-Average Remaining Contractual Term							10 years	10 years	10 years
Options Exercised, Shares							0	0	0
Options Canceled, Shares							(330,000)	(1,415,769)	(440,000)
Options Canceled, Weighted-Average Exercise Price (in Dollars per share)							$ 1.66	$ 2.17	$ 2.24